Main Events (Details) - Schedule of the net revenue and loss - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Schedule Of The Net Revenue And Loss Abstract
Net income	R$ 19,194	R$ 27,949
Loss for the year		R$ (64,305)